TAXATION - Reconciliation of income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Income Tax Disclosure [Line Items]
Profit before income tax	Rp 43,739	$ 3,070	Rp 39,147	Rp 38,299
Less: consolidated income subject to final tax - net	(2,378)		(1,675)	(1,141)
Net	41,361		37,472	37,158
Income tax expense calculated at the Company's applicable statutory tax rate	7,859		7,120	7,432
Difference in applicable statutory tax rate for subsidiaries	1,067		898	1,531
Non-deductible expenses	(24)		370	827
Final income tax expense	36		51	73
Deferred tax adjustment rate	(230)		210
Unrecognized deferred tax	17		201	323
Others	915		407	253
Net Income Tax Expense	Rp 9,640	$ 677	Rp 9,257	Rp 10,439
Applicable tax rate			19.00%
The company
Income Tax Disclosure [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%	20.00%
Subsidiaries
Income Tax Disclosure [Line Items]
Applicable tax rate	22.00%	22.00%	22.00%